Investments in Affiliates (Details 2) - Gemini - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015
Summary of financial information
Ownership (as a percent)	49.00%	49.00%
Current assets		$ 12,578
Non-current assets		54,771
Current liabilities		5,552
Non-current liabilities		38,758
Net operating revenues		1,775
Net loss		$ 3,961